Note 8 - Fair Value Sesitivity Analysis Level 3 Assets (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Results Member [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	€ 297
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(194)
Results Member [Member] | Financial Assets Held For Trading [Member] | Loans and receivables [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Results Member [Member] | Financial Assets Held For Trading [Member] | Debt Securities [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	2
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(3)
Results Member [Member] | Financial Assets Held For Trading [Member] | Equity instruments [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	3
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(9)
Results Member [Member] | Financial Assets Held For Trading [Member] | Derivatives [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	1
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(1)
Results Member [Member] | Financial Assets Held For Trading [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	6
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(13)
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and receivables [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	285
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(161)
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	3
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(12)
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	3
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(8)
Results Member [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	291
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(181)
Results Member [Member] | Financial assets designated at fair value through profit or loss [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Results Member [Member] | Financial assets designated at fair value through other comprehensive income [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	1
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	(1)
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Loans and receivables [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Debt Securities [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Equity instruments [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Derivatives [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Financial Assets Held For Trading [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and receivables [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Financial assets designated at fair value through profit or loss [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	0
Other Comprehensive Impact [Member] | Financial assets designated at fair value through other comprehensive income [Member] | Total [Member]
Sensitivity Analysis Assets Line Items
Increase In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	1
Decrease In Fair Value Measurement Due To Change In One Or More Unobservable Inputs To Reflect Reasonably Possible Alternative Assumptions Assets	€ (1)